Capital and financial risk management - Market risk - Foreign exchange risk management - General information (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Foreign exchange risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net debt denominated in currencies other than euro (as a percent)	14.00%
Minimum foreign exchange transaction exposure per currency per month period	€ 5
Minimum foreign exchange transaction exposure per currency over six month period	€ 15
Foreign exchange risk | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net debt denominated in currencies other than euro (as a percent)	(9.00%)
Foreign exchange risk | South African rand
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net debt denominated in currencies other than euro (as a percent)	3.00%
Foreign exchange risk | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net debt denominated in currencies other than euro (as a percent)	2.00%
Currency appreciation risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in equity due to sensitivity to foreign exchange movements	€ 713	€ 651
Percentage of reasonably possible increase in risk assumption	5.00%	5.00%
Currency appreciation risk | South African rand
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of sensitivity to foreign exchange movements on hedging liabilities strengthening	11.00%	9.00%
Decrease in equity due to sensitivity to foreign exchange movements	€ 212	€ 175